UNAUDITED CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME/(LOSS) - USD ($) $ in Thousands		9 Months Ended
		Sep. 30, 2024	Sep. 30, 2023
Statement of Comprehensive Income [Abstract]
Net income		$ 65,756	$ 28,221
Other comprehensive (loss)/income:
(Losses)/gains associated with pensions, net of tax	[1]	(930)	1,519
Share of equity method investment's comprehensive loss	[2]	(179)	(154)
Other comprehensive income		(1,109)	1,365
Comprehensive income		64,647	29,586
Comprehensive income/(loss) attributable to:
Stockholders of Golar LNG Limited		45,236	(12,581)
Non-controlling interests		19,411	42,167
Comprehensive income		$ 64,647	$ 29,586

[1]	In May 2024, we entered into a buy-in insurance agreement in relation to one of our defined benefit pension plans. This resulted in the disinvestment of the pension plan's assets previously held by a third-party financial institution and a net charge to other comprehensive income of $1.9 million, netted off by the amortization of actuarial gains of $1.0 million for the nine months ended September 30, 2024.
[2]	No tax impact for the nine months ended September 30, 2024 and 2023.